Restricted Net Assets (Details) - Company's subsidiaries, VIEs and subsidiaries of VIEs incorporated in PRC ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Restricted Net Assets
Portion of after-tax profit to be allocated to general reserve fund under PRC law (as a percent)	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%
Restricted net assets	¥ 636.5	$ 97.5	¥ 759.1
Minimum
Restricted Net Assets
Percentage of restricted net assets	25.00%